Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Prospectus Date	rr_ProspectusDate	Nov. 19, 2020
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2020